Other Payables	12 Months Ended
Dec. 31, 2011
Other Payables [Abstract]
Other Payables [Text Block]

NOTE 8. OTHER PAYABLES

Other payables included in the consolidated balance as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Social welfare accrual	¥7,653,491	¥9,469,618	$1,504,571
Expenses payable to employees	1,558,915	1,463,057	232,456
Individal income tax payable	1,426,367	1,411,652	224,289
Miscellaneous payable	597,754	180,973	28,754
Total other payables	¥11,236,527	¥12,525,300	$1,990,070